NET TRADING INCOME (Details) - Schedule of Net Trading Income - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET TRADING INCOME (Details) - Schedule of Net Trading Income [Line Items]
Foreign exchange translation gains (losses)	£ 74	£ (203)	£ 132
Gains on foreign exchange trading transactions	326	336	235
Total foreign exchange	400	133	367
Investment property losses (note 21)	(20)	(8)	0
Securities and other gains (see below)	370	235	41
Net trading income	£ 750	£ 360	£ 408